UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                 ------------   --------------
CERTIFICATES OF DEPOSIT--25.7%
DOMESTIC CERTIFICATES OF DEPOSIT--1.3%
Bank of the West, 2.82%, 11/13/08                                $ 22,000,000   $   22,000,000
YANKEE CERTIFICATES OF DEPOSIT--24.4%
Abbey National Treasury Services plc, Stamford, CT:
3.06%, 12/12/08                                                    10,000,000       10,000,000
3.06%, 12/12/08                                                    10,000,000       10,000,000
Bank of Nova Scotia, Houston, TX:
3.063%, 9/4/09(1)                                                  17,000,000       17,000,000
3.114%, 9/8/09(1)                                                  25,000,000       25,000,000
3.20%, 12/18/08                                                    17,500,000       17,500,000
Barclays Bank plc, New York:
2.50%, 12/1/08                                                     12,000,000       12,000,000
4.55%, 11/13/08                                                    60,000,000       60,000,000
BNP Paribas, New York, 3.10%, 2/27/09                              13,000,000       13,000,000
Calyon, New York:
3.20%, 11/25/08                                                    15,000,000       15,000,000
3.20%, 11/25/08                                                    20,000,000       20,000,000
Governor & Co. of the Bank of Ireland, Stamford, CT, 2.845%,
   11/20/08                                                        15,000,000       15,000,039
Lloyds TSB Bank plc:
3.50%, 1/23/09                                                     11,000,000       11,015,058
4.15%, 11/18/08                                                    40,000,000       40,000,000
Royal Bank of Canada, New York, 3.002%, 8/7/09(1)                  17,000,000       17,000,000
Societe Generale:
4%, 1/16/09                                                        45,000,000       45,000,000
4%, 1/20/09                                                        28,000,000       28,000,000
Toronto Dominion Bank, New York:
2.82%, 11/26/08                                                    18,500,000       18,500,000
3.03%, 2/5/09                                                      27,000,000       27,000,000
3.13%, 1/30/09                                                     15,000,000       15,000,000
                                                                                --------------
                                                                                   416,015,097
                                                                                --------------
Total Certificates of Deposit (Cost $438,015,097)                                  438,015,097
DIRECT BANK OBLIGATIONS--16.0%
DnB NOR Bank ASA, 2.80%, 11/3/08                                   15,000,000       14,997,667
Governor & Co. of the Bank of Ireland:
2.08%, 12/2/08(2)                                                   3,500,000        3,493,731
5.25%, 11/3/08(2)                                                  18,000,000       17,994,750
HSBC USA, Inc.:
2.81%, 12/2/08                                                     18,000,000       17,956,445
3.06%, 12/19/08                                                    12,050,000       12,000,836
3.065%, 12/17/08                                                    5,000,000        4,980,418
ING (US) Funding LLC, 2.82%, 12/5/08                               14,900,000       14,860,316
Lloyds TSB Bank plc, 3.39%, 12/24/08                               30,000,000       29,850,275
National Australia Funding (Delaware), Inc.:
2.735%, 12/26/08(2)                                                 5,000,000        4,973,264
4.47%, 11/6/08(2)                                                  21,000,000       20,986,963
4.47%, 11/13/08(2)                                                 20,000,000       19,970,200
4.60%, 11/10/08(2)                                                 35,000,000       34,959,750


                          1 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                 ------------   --------------
Royal Bank of Canada, 4.953%, 7/15/09(1)                         $ 13,000,000   $   13,000,000
Santander Central Hispano Finance (Delaware), Inc.:
3.09%, 1/2/09                                                       4,600,000        4,575,520
3.12%, 12/30/08                                                    21,000,000       20,892,620
4%, 11/21/08                                                       15,500,000       15,476,147
4.40%, 11/17/08                                                    22,000,000       21,956,000
                                                                                --------------
Total Direct Bank Obligations (Cost $272,924,902)                                  272,924,902
SHORT-TERM NOTES--56.0%
CAPITAL MARKETS--3.4%
Banc of America Securities LLC, 0.40%, 11/1/08(1)                  15,000,000       15,000,000
Citigroup Funding, Inc.:
2.89%, 11/12/08                                                    10,000,000        9,991,169
4.25%, 11/17/08                                                    33,000,000       32,937,667
                                                                                --------------
                                                                                    57,928,836
COMMERCIAL FINANCE--0.3%
Caterpillar Financial Services Corp., Series F, 2.931%,
   11/26/08(1)                                                      5,000,000        5,000,000
CONSUMER FINANCE--1.6%
American Express Credit Corp.:
2.80%, 11/14/08                                                    13,000,000       12,986,856
2.80%, 11/18/08                                                    14,200,000       14,181,224
                                                                                --------------
                                                                                    27,168,080
DIVERSIFIED FINANCIAL SERVICES--8.4%
General Electric Capital Corp.:
2.86%, 1/28/09                                                     14,000,000       13,902,124
3%, 1/27/09                                                        50,000,000       49,637,500
3.10%, 1/23/09                                                     18,000,000       17,871,350
Prudential Funding LLC:
2.50%, 12/3/08(3)                                                  16,000,000       15,964,444
2.80%, 11/5/08(3)                                                  19,000,000       18,994,089
2.80%, 11/19/08(3)                                                 11,000,000       10,984,600
3.25%, 11/24/08(3)                                                 16,000,000       15,966,778
                                                                                --------------
                                                                                   143,320,885
FOOD PRODUCTS--1.6%
Nestle Capital Corp.:
2.395%, 3/13/09(2)                                                 13,000,000       12,885,838
2.40%, 3/6/09(2)                                                   14,800,000       14,676,667
                                                                                --------------
                                                                                    27,562,505
INSURANCE--6.0%
ING America Insurance Holdings, Inc.:
4.35%, 11/12/08                                                    31,000,000       30,958,796
5%, 11/7/08                                                        26,000,000       25,978,333
Jackson National Life Global Funding, Series 2004-6, 4.65%,
   8/15/09(1, 3)                                                    5,000,000        5,000,000
Jackson National Life Global Funding, Series 2008-1, 3.103%,
   2/10/09(1, 4)                                                   15,000,000       15,000,000


                          2 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                 ------------   --------------
INSURANCE Continued
Security Life of Denver, 4.343%, 9/8/09(1, 3)                    $  7,000,000   $    7,000,000
United of Omaha Life Insurance Co., 3.92%, 12/29/08(1)             18,000,000       18,000,000
                                                                                --------------
                                                                                   101,937,129
LEASING & FACTORING--8.0%
American Honda Finance Corp.:
2.91%, 11/20/08(1, 4)                                              15,000,000       15,000,000
2.917%, 12/10/08(1, 4)                                              4,000,000        4,000,000
2.924%, 5/5/09(1, 4)                                               14,000,000       14,000,000
3.026%, 9/18/09(1, 4)                                              23,000,000       23,000,000
Toyota Motor Credit Corp.:
2.60%, 12/15/08(2)                                                 32,000,000       31,898,311
2.65%, 1/26/09                                                     28,000,000       27,822,744
3.55%, 1/22/09                                                     21,000,000       20,830,192
                                                                                --------------
                                                                                   136,551,247
MUNICIPAL--2.1%
Chicago, IL Tax Increment Allocation Bonds, Near North
   Redevelopment Project, Sr. Lien, Series 1999B, 4.50%,
   11/3/08(1)                                                       4,900,000        4,900,000
Intrepid Museum Foundation Revenue Bonds, Series 2006, 4.367%,
   11/3/08(1)                                                       7,080,000        7,080,000
Madison Hotel Investors I LLC, Series 2005A, 3.80%, 11/3/08(1)      7,470,000        7,470,000
MMJK Properties LLC, 4%, 11/3/08(1)                                 5,400,000        5,400,000
Premier Senior Living LLC, Series 2007 A-H, 6%, 11/3/08(1)          2,700,000        2,700,000
Ross Sinclaire Real Estate Trust LLC, 6%, 11/3/08(1)                2,430,000        2,430,000
S&S Firestone, Inc., 8%, 11/3/08(1)                                 4,935,000        4,935,000
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Ostan
   Co. Project, Series 2006, 6%, 11/3/08(1)                         1,000,000        1,000,000
                                                                                --------------
                                                                                    35,915,000
PERSONAL PRODUCTS--0.4%
Reckitt Benckiser Treasury Services plc:
2.85%, 11/3/08(2)                                                   5,000,000        4,999,208
2.85%, 11/24/08(2)                                                  1,000,000          998,179
                                                                                --------------
                                                                                     5,997,387
RECEIVABLES FINANCE--17.3%
Amsterdam Funding Corp., 3.08%, 3/5/09(2)                           3,000,000        2,968,173
Chariot Funding LLC, 3%, 11/26/08(4)                               27,000,000       26,943,750
Gemini Securitization Corp.:
3%, 1/21/09(2)                                                     38,300,000       37,974,875
3.25%, 1/26/09(2)                                                   7,000,000        6,945,653
3.25%, 1/27/09(2)                                                   7,000,000        6,945,021
3.75%, 12/3/08(2)                                                   2,800,000        2,790,667
4.35%, 1/15/09(2)                                                   7,200,000        7,134,750
4.35%, 1/16/09(2)                                                  20,000,000       19,816,333


                         3 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

                                                                   PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                 ------------   --------------
RECEIVABLES FINANCE Continued
Legacy Capital LLC:
3%, 11/4/08                                                      $ 10,000,000   $    9,997,500
3.05%, 11/7/08                                                     37,000,000       36,981,192
3.05%, 11/12/08                                                    16,200,000       16,184,903
Lexington Parker Capital Co. LLC:
3%, 11/5/08(2)                                                     16,700,000       16,694,433
3%, 11/6/08(2)                                                      6,900,000        6,897,125
3.10%, 1/6/09(2)                                                    2,000,000        1,988,633
Old Line Funding Corp., 4.15%, 11/14/08(2)                         32,275,000       32,226,632
Park Avenue Receivables Co. LLC:
3.20%, 12/17/08                                                     6,000,000        5,975,467
3.90%, 11/5/08                                                      6,900,000        6,897,010
Ranger Funding Co. LLC, 3%, 1/9/09(4)                               4,000,000        3,977,000
Thunder Bay Funding LLC:
3%, 1/23/09(4)                                                     10,000,000        9,930,833
3%, 1/28/09(4)                                                     19,000,000       18,860,667
Windmill Funding Corp., 3.10%, 1/7/09(2)                           13,000,000       12,924,997
Yorktown Capital LLC, 3.45%, 1/27/09(2)                             2,729,000        2,706,247
                                                                                --------------
                                                                                   293,761,861
SPECIAL PURPOSE FINANCIAL--6.9%
FCAR Owner Trust I:
4%, 11/25/08                                                        3,500,000        3,490,667
4.25%, 11/21/08                                                    27,000,000       26,936,250
4.75%, 11/20/08                                                     6,000,000        5,984,958
5%, 11/14/08                                                        5,000,000        4,990,972
5%, 11/19/08                                                       40,000,000       39,897,000
GOVCO, Inc.:
3.06%, 12/22/08(2)                                                 10,000,000        9,956,650
3.06%, 12/23/08(2)                                                 18,000,000       17,920,440
Ticonderoga Funding LLC, 3.10%, 1/9/09                              9,000,000        8,946,525
                                                                                --------------
                                                                                   118,123,462
                                                                                --------------
Total Short-Term Notes (Cost $953,266,392)                                         953,266,392
U.S. GOVERNMENT AGENCIES--1.8%
Federal Home Loan Bank, 2.75%, 4/27/09 (Cost $30,595,653)          31,015,000       30,595,653

Total Investments, at Value (Cost $1,694,802,044)                        99.5%   1,694,802,044
Other Assets Net of Liabilities                                           0.5        9,269,899
                                                                 ------------   --------------
Net Assets                                                              100.0%  $1,704,071,943
                                                                 ============   ==============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.


                         4 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $353,727,490, or 20.76% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) Illiquid security. The aggregate value of illiquid securities as of October
     31, 2008 was $73,909,911, which represents 4.34% of the Fund's net assets. See accompanying Notes

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $130,712,250 or 7.67% of the Fund's net assets as of October 31, 2008.

 VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of October 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    1,694,802,044          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,694,802,044         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                          5 | OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS OCTOBER 31, 2008 / UNAUDITED

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

ILLIQUID SECURITIES

As of October 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                         6 | OPPENHEIMER CASH RESERVES



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 12/12/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/12/2008